Inventory	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Inventory
5.	Inventory

	July 31, 2021 $	October 31, 2020 $
Raw material	342,591	140,419
Finished goods	1,160,330	39,575

	1,502,921	179,994

The cost of inventories recognized as an expense during the three and nine month ended July 31, 2021 was
$2,156,737and $4,647,469
, respectively (three and nine months ended July 31, 2020:
$142,161 and $344,704).
The cost of inventories recognized as an expense during the three months ended July 31, 2021 includes a write down of
$571,947

for finished goods and write down of
$148,522

for raw materials (three months ended July 31, 2020:
$nil for finished goods and $nil
for raw materials) in respect of adjustments of inventory to net realizable value. Net realizable value of inventory is calculated as the estimated consideration under provisional pricing arrangements (as described in Note 3) less the estimated cost of completion and the estimated costs necessary to make the sale.

5.	Inventory

	2020	2019
	$	$
Raw material	140,419	21,003
Finished goods	39,575	25,553

	179,994	46,556

The cost of inventories recognised as an expense during the year was $822,792 (2019: $nil).
The cost of inventories recognised as an expense includes $53,764 for raw materials and $4,360 for finished goods (2019: $nil for raw materials and $nil for finished goods) in respect of write-downs of inventory to net realizable value. There have been no reversal of write-downs for the year ended October 31, 2020 and 2019.